Condensed Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Subject to possible redemption, shares issued	4,645,816	15,630,150
Subject to possible redemption, shares outstanding	4,645,816	15,630,150
Preferred stock, par value (in Dollars per share)	$ 0.0001
Preferred stock, shares authorized	20,000,000
Preferred stock, shares issued	10,204,880
Preferred stock, shares outstanding	10,204,880
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares authorized	600,000,000
Common stock, shares issued	5,836,882
Common stock, shares outstanding	5,836,882
Previously Reported
Subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Subject to possible redemption, shares issued	4,645,816	15,630,150
Subject to possible redemption, shares outstanding	4,645,816	15,630,150
Redemption value per share (in Dollars per share)	$ 11.03	$ 10.6
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Previously Reported | Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	42,000,000	42,000,000
Common stock, shares issued	9,591,222	9,591,222
Common stock, shares outstanding	9,591,222	9,591,222
Previously Reported | Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued
Common stock, shares outstanding